Note 04 - Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member]	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Consolidations & Adjustments [Line Items]
Net revenues	€ (548,000,000)	€ 147,000,000	€ (142,000,000)
Provision for credit losses	(3,000,000)	0	1,000,000
Noninterest expenses [Abstract]
Compensation and benefits	3,709,000,000	3,906,000,000	4,183,000,000
General and administrative expenses	(3,140,000,000)	(3,380,000,000)	(3,754,000,000)
Impairment of goodwill and other intangible assets	0	0	0
Restructuring activities	3,000,000	40,000,000	(1,000,000)
Total noninterest expenses	572,000,000	566,000,000	428,000,000
Noncontrolling interests	(169,000,000)	(173,000,000)	(109,000,000)
Profit (loss) before income taxes	(948,000,000)	(247,000,000)	(461,000,000)
Total assets	€ 10,035,000,000	€ 27,743,000,000	€ 23,240,000,000
Employees (full-time equivalent)	38,680	39,389	41,463